Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Sources of Income (Loss) before Income Taxes and Equity in Earnings of Affiliated Companies and Sources of Income Taxes

The sources of income (loss) before income taxes and equity in earnings of affiliated companies and the sources of income taxes for the years ended March 31, 2012, 2011 and 2010, were as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Income (loss) before income taxes and equity in earnings of affiliated companies:
Domestic	¥79,712	¥68,682	¥(35,965)	$972,098
Foreign	169,897	151,127	100,944	2,071,914

	¥249,609	¥219,809	¥64,979	$3,044,012

Income taxes:
Current –
Domestic	¥16,618	¥15,391	¥5,254	$202,659
Foreign	49,802	42,532	27,468	607,341

	66,420	57,923	32,722	810,000

Deferred –
Domestic	8,911	4,885	(6,272)	108,671
Foreign	(861)	1,898	(1,086)	(10,500)

	8,050	6,783	(7,358)	98,171

Total	¥74,470	¥64,706	¥25,364	$908,171

Total Income Taxes Recognized

Total income taxes recognized for the years ended March 31, 2012, 2011 and 2010 were applicable to the following:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Income before income taxes and equity in earnings of affiliated companies	¥74,470	¥64,706	¥25,364	$908,171
Other comprehensive income (loss):
Foreign currency translation adjustments	(591)	(493)	(292)	(7,207)
Net unrealized holding gains (losses) on securities available for sale	(70)	1,323	3,980	(854)
Pension liability adjustments	(99)	(1,456)	1,843	(1,207)
Net unrealized holding gains (losses) on derivative instruments	(807)	(78)	886	(9,842)

Total income taxes	¥72,903	¥64,002	¥31,781	$889,061

Temporary Differences and Tax Loss Carryforwards gave Rise to Deferred Tax Assets and Liabilities

Temporary differences and tax loss carryforwards which gave rise to deferred tax assets and liabilities at March 31, 2012 and 2011, are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥5,151	¥3,944	$62,817
Accrued expenses	33,801	30,752	412,208
Pension and retirement benefits	13,619	17,985	166,085
Property, plant and equipment	11,066	13,402	134,951
Inventories	9,460	7,517	115,366
Net operating loss carryforwards	14,265	37,095	173,963
Research and development expenses	1,255	557	15,305
Other	13,861	24,044	169,037

Total gross deferred tax assets	102,478	135,296	1,249,732
Less valuation allowance	(20,730)	(36,690)	(252,805)

Total deferred tax assets	¥81,748	¥98,606	$996,927

Deferred tax liabilities:
Unrealized holding gains on securities available for sale	¥8,776	¥9,972	$107,024
Deferral of profit from installment sales	—	27	—
Property, plant and equipment	11,267	12,917	137,402
Intangible assets	10,584	17,503	129,074
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	4,724	5,092	57,610

Total deferred tax liabilities	¥35,351	¥45,511	$431,110

Total deferred tax assets	¥46,397	¥53,095	$565,817

Net Deferred Tax Assets and Liabilities Reflected on Consolidated Balance Sheets

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥5,151	¥3,944	$62,817
Accrued expenses	33,801	30,752	412,208
Pension and retirement benefits	13,619	17,985	166,085
Property, plant and equipment	11,066	13,402	134,951
Inventories	9,460	7,517	115,366
Net operating loss carryforwards	14,265	37,095	173,963
Research and development expenses	1,255	557	15,305
Other	13,861	24,044	169,037

Total gross deferred tax assets	102,478	135,296	1,249,732
Less valuation allowance	(20,730)	(36,690)	(252,805)

Total deferred tax assets	¥81,748	¥98,606	$996,927

Deferred tax liabilities:
Unrealized holding gains on securities available for sale	¥8,776	¥9,972	$107,024
Deferral of profit from installment sales	—	27	—
Property, plant and equipment	11,267	12,917	137,402
Intangible assets	10,584	17,503	129,074
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	4,724	5,092	57,610

Total deferred tax liabilities	¥35,351	¥45,511	$431,110

Total deferred tax assets	¥46,397	¥53,095	$565,817

Net deferred tax assets and liabilities as of March 31, 2012 and 2011 are reflected on the consolidated balance sheets under the following captions:
	Millions of yen		Thousand of U.S. dollars
	2012	2011	2012
Deferred income taxes and other current assets	¥44,825	¥55,953	$546,646
Deferred income taxes and other assets	18,835	15,117	229,695
Deferred income taxes and other current liabilities	(687)	(380)	(8,378)
Deferred income taxes and other liabilities	(16,576)	(17,595)	(202,146)

	¥46,397	¥53,095	$565,817

Differences between Japanese Statutory Tax Rates and Effective Tax Rates

The differences between the Japanese statutory tax rates and the effective tax rates for the years ended March 31, 2012, 2011 and 2010, are summarized as follows:

	2012	2011	2010
Japanese statutory tax rate	40.8%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	(5.4)	(4.9)	24.4
Expenses not deductible for tax purposes	0.1	1.5	6.8
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(6.7)	(8.3)	(22.6)
Tax credit for research and development expenses	(0.0)	(1.3)	—
Realization of loss for investment in a subsidiary	—	—	(10.2)
Other, net	1.0	1.6	(0.2)

Effective tax rate	29.8%	29.4%	39.0%

Period Available to Offset Future Taxable Income in each Tax Jurisdiction

The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2012	Millions of yen
Within 5 years	¥9,980
6 to 20 years	16,248
Indefinite periods	12,837

Total	¥39,065